Commitments and Contingent Liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease And Other Commitments [Line Items]
Leases	€ 158	€ 223
Other commitments	1,556	1,498
Within 1 year [Member]
Disclosure Of Lease And Other Commitments [Line Items]
Leases	69	69
Other commitments	844	791
Later than 1 year but not later than 5 years [Member]
Disclosure Of Lease And Other Commitments [Line Items]
Leases	80	111
Other commitments	694	684
Later than 5 years [Member]
Disclosure Of Lease And Other Commitments [Line Items]
Leases	9	43
Other commitments	€ 18	€ 23